Consolidated Statements of Shareholders Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Additional Paid-In Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Dean Foods Net Investment [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Non-Controlling Interest [Member] USD ($)	Common Stock - Class A [Member] USD ($)	Common Stock - Class A [Member] Common Stock [Member] USD ($)	Common Stock - Class A [Member] Common Stock [Member] Stock Held by Dean Foods [Member] USD ($)	Common Stock - Class B [Member] USD ($)	Common Stock - Class B [Member] Stock Held by Dean Foods [Member] USD ($)	Common Stock - Class B [Member] Common Stock [Member] USD ($)	Common Stock - Class B [Member] Common Stock [Member] Stock Held by Dean Foods [Member]
Beginning balance at Dec. 31, 2010	$ 1,124,463			$ 1,134,568	$ (24,668)	$ 14,563
Net income attributable to The WhiteWave Foods Company	107,395			107,395
Change in Dean Foods' net investment	(75,955)			(75,955)
Share-based compensation	6,246			6,246
Capital contribution from non-controlling interest	6,754					6,754
Net income attributable to non-controlling interest	(16,550)					(16,550)
Other comprehensive income (loss):
Change in minimum pension liability	(140)				(140)
Foreign currency translation adjustment	(11,786)				(11,786)
Change in fair value of derivative instruments, net of tax	259				259
Ending balance at Dec. 31, 2011	1,140,686			1,172,254	(36,335)	4,767
Net income attributable to The WhiteWave Foods Company	95,608			95,608
Ending balance at Oct. 31, 2012
Beginning balance at Dec. 31, 2011	1,140,686			1,172,254	(36,335)	4,767
Net income attributable to The WhiteWave Foods Company	113,694
Change in Dean Foods' net investment	(850,373)			(850,373)
Share-based compensation	7,473			7,473
Issuance of common stock in connection with the initial public offering, net of offering costs	367,540	367,310						230
Issuance of common stock in connection with the initial public offering, net of offering costs, Shares								23,000,000
Conversion of Class B common stock common stock held by Dean Foods into Class A common stock (Note 1)		423,462		(424,962)						1,500
Conversion of Dean Foods' net investment into common stock, Shares												150,000,000
Share-based compensation post-initial public offering	2,056	2,056
Capital contribution from non-controlling interest	1,932					1,932
Net income attributable to non-controlling interest	1,279					1,279
Distribution to non-controlling interest due to wind-down of joint venture	(7,978)					(7,978)
Other comprehensive income (loss):
Change in minimum pension liability	(999)				(999)
Foreign currency translation adjustment	10,199				10,199
Change in fair value of derivative instruments, net of tax	(553)				(553)
Ending balance at Dec. 31, 2012	784,956	792,828			(27,688)			230		1,500
Ending balance, shares at Dec. 31, 2012								23,000,000		150,000,000		150,000,000
Beginning balance at Oct. 31, 2012
Net income attributable to The WhiteWave Foods Company			18,086
Ending balance at Dec. 31, 2012	784,956	792,828	18,086		(27,688)		230			1,500
Beginning balance, shares at Dec. 31, 2012							23,000,000			150,000,000
Net income attributable to The WhiteWave Foods Company	55,207		55,207
Adjustments to Additional Paid in Capital, Income Tax Deficiency from Share-based Compensation	(78)	(78)
Tax shortfall from share-based compensation	(463)	(463)
Issuance of common stock, net of tax impact of share-based compensation	63	63
Issuance of common stock, net of tax impact of Share-based compensation, shares							20,881
Share-based compensation	10,093	10,093
Contributions to equity	44,189	44,189
Conversion of Class B common stock common stock held by Dean Foods into Class A common stock (Note 1)	0						821			(821)
Conversion of Class B common stock into Class A common stock (Note 1), shares							82,086,000			(82,086,000)
Other comprehensive income (loss):
Change in minimum pension liability	28				28
Foreign currency translation adjustment	(10,116)				(10,116)
Change in fair value of derivative instruments, net of tax	85				85
Ending balance at Jun. 30, 2013	883,964	846,632	73,293		(37,691)		1,051			679
Ending balance, shares at Jun. 30, 2013							105,106,881			67,914,000
Beginning balance at Dec. 31, 2012	784,956	792,828	18,086		(27,688)			230		1,500
Beginning balance, shares at Dec. 31, 2012								23,000,000		150,000,000		150,000,000
Net income attributable to The WhiteWave Foods Company	99,041		99,041
Tax shortfall from share-based compensation	(463)	(463)
Issuance of common stock, net of tax impact of share-based compensation	263	258						5
Issuance of common stock, net of tax impact of Share-based compensation, shares								453,586
Share-based compensation	18,931	18,931
Contributions to equity	39,463	39,463
Cancellation of shares												(690)
Conversion of Class B common stock common stock held by Dean Foods into Class A common stock (Note 1)								679	821	(679)	(821)
Conversion of Class B common stock into Class A common stock (Note 1), shares								67,913,310	82,086,000			(67,913,310)	(82,086,000)
Net income attributable to non-controlling interest	0
Other comprehensive income (loss):
Change in minimum pension liability	1,025				1,025
Foreign currency translation adjustment	17,724				17,724
Change in fair value of derivative instruments, net of tax	499				499
Ending balance at Dec. 31, 2013	961,439	851,017	117,127		(8,440)			1,735
Ending balance, shares at Dec. 31, 2013							173,452,896	173,452,896		0
Net income attributable to The WhiteWave Foods Company	66,767		66,767
Adjustments to Additional Paid in Capital, Income Tax Deficiency from Share-based Compensation	(3,491)	(3,491)
Adjustments to Additional Paid in Capital, Share-based Compensation, Restricted Stock Unit or Restricted Stock Award, Requisite Service Period Recognition	956	956
Tax shortfall from share-based compensation	3,010	3,010
Issuance of common stock, net of tax impact of share-based compensation	1,287	1,281						6
Issuance of common stock, net of tax impact of Share-based compensation, shares								659,672
Share-based compensation	15,426	15,426
Other comprehensive income (loss):
Change in minimum pension liability	45				45
Foreign currency translation adjustment	556				556
Change in fair value of derivative instruments, net of tax	(330)				(330)
Ending balance at Jun. 30, 2014	$ 1,045,665	$ 868,199	$ 183,894		$ (8,169)			$ 1,741
Ending balance, shares at Jun. 30, 2014							174,112,568	174,112,568		0